Organization and principal activities (Tables)	12 Months Ended
Dec. 31, 2022
Organization and principal activities
Schedule of principal subsidiaries and VIEs

As of December 31, 2022, the Company’s principal subsidiaries, VIEs are as follows:

	Date of	Place of	Percentage of
	incorporation/	incorporation/	direct/indirect
	establishment	establishment	ownership
Wholly owned subsidiaries
Wuhan Yuxing Tianxia Culture Media Co., Ltd.	June 24, 2016	Wuhan	100%
Wuhan Yuyin Raoliang Culture Media Co., Ltd.	June 23, 2016	Wuhan	100%
Wuhan Douyu Culture Network Technology Co., Ltd. (“Douyu Yule”)	April 2, 2018	Wuhan	100%

DouYu Network Inc.	January 12, 2018	The British Virgin Islands	100%
Douyu Hongkong Limited	January 24, 2018	Hong Kong	100%
Gogo Glocal Holding Limited(“Gogo Glocal”)	October 8, 2018	Cayman	100%

VIEs
Wuhan Douyu Internet Technology Co., Ltd. (“Wuhan Douyu”)	May 8, 2015	Wuhan	100%
Wuhan Ouyue Online TV Co., Ltd. (“Wuhan Ouyue”)	February 3, 2016	Wuhan	100%